HSBC Holdings balance sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	$ 133,063	$ 115,769
Derivatives	237,740	268,637
Loans and advances to HSBC undertakings	108,462	102,039
Trading assets	366,153	314,842
Financial investments	567,211	493,166
Prepayments, accrued income and other assets	184,794	152,740
Current tax assets	864	1,313
Investments in subsidiaries	157,700	152,300
Deferred tax assets	7,235	6,841
Total assets	3,233,034	3,017,048
Liabilities
Financial liabilities designated at fair value	158,456	138,727
Derivatives	237,854	264,448
Debt securities in issue	99,675	105,785
Accruals, deferred income and other liabilities	142,123	130,340
Subordinated liabilities	28,406	25,958
Total liabilities	3,027,368	2,824,775
Equity
Called up share capital	8,588	8,973
Share premium account	111	14,810
Other equity instruments	20,716	19,070
Merger and other reserves	(795)	(10,282)
Retained earnings	169,605	152,402
Total equity	205,666	192,273
Total liabilities and equity	3,233,034	3,017,048
HSBC Holdings
Assets
Cash and balances with HSBC undertakings	5,079	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	67,217	61,286
Derivatives	1,942	3,054
Loans and advances to HSBC undertakings	40,500	37,677
Trading assets	0	709
Financial investments	15,470	10,328
Prepayments, accrued income and other assets	3,583	4,353
Current tax assets	419	305
Investments in subsidiaries	157,728	152,337
Intangible assets	140	162
Deferred tax assets	942	1,498
Total assets	293,020	274,257
Liabilities
Amounts owed to HSBC undertakings	89	231
Financial liabilities designated at fair value	52,907	41,582
Derivatives	3,451	5,340
Debt securities in issue	69,024	64,320
Accruals, deferred income and other liabilities	2,286	3,097
Subordinated liabilities	26,114	23,548
Total liabilities	153,871	138,118
Equity
Called up share capital	8,588	8,973
Share premium account	111	14,810
Other equity instruments	20,635	19,024
Merger and other reserves	32,299	33,664
Retained earnings	77,516	59,668
Total equity	139,149	136,139
Total liabilities and equity	$ 293,020	$ 274,257